CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 113,888	$ 136,999	$ 223,975	$ 274,473
OPERATING EXPENSES
Voyage expenses	(3,216)	(3,240)	(7,055)	(6,690)
Vessel operating expenses	(27,216)	(27,983)	(54,671)	(56,895)
Depreciation	(29,195)	(32,075)	(58,046)	(64,122)
Amortization of deferred drydocking and special survey costs	(1,662)	(1,395)	(3,403)	(2,430)
General and administrative expenses	(5,340)	(5,446)	(11,469)	(10,662)
Loss on sale of vessels				(36)
Income From Operations	47,259	66,860	89,331	133,638
OTHER INCOME (EXPENSES):
Interest income	1,344	890	2,815	1,840
Interest expense	(21,413)	(20,616)	(42,313)	(40,774)
Other finance expenses	(1,040)	(1,111)	(2,087)	(2,238)
Equity income/(loss) on investments	149	(211)	355	(934)
Other income/(expense), net	(5,149)	(23)	(7,597)	400
Net unrealized and realized losses on derivatives	(921)	(1,141)	(1,832)	(3,163)
Total Other Expenses, net	(27,030)	(22,212)	(50,659)	(44,869)
Net Income	$ 20,229	$ 44,648	$ 38,672	$ 88,769
EARNINGS PER SHARE
Basic and diluted earnings per share	$ 0.18	$ 0.41	$ 0.35	$ 0.81
Basic and diluted weighted average number of common shares	109,825	109,800	109,825	109,800